Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits

NOTE 6 - DEPOSITS

Aggregate time deposits in denominations of $250,000 or greater were $137,108,000 and $116,147,000 at December 31, 2019 and 2018, respectively.

At December 31, 2019, the scheduled maturities of time deposits are as follows (in thousands):

2020	$258,645
2021	38,394
2022	26,580
2023	24,162
2024	12,937
$360,718